Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interest	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Increase (Decrease) In Equity [Roll Forward]
Shareowners' Equity		$ 14,764	$ (20,431)	$ 40,539	$ (126)	$ (2,880)
Noncontrolling interest							$ 1,353
Total Equity	$ 33,219
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable Noncontrolling Interest									$ 111
Net Income - Retained Earnings	6,220			6,220
Net Income - NCI							(403)
Net income	6,623
Other comprehensive income (loss), net of tax - AOCI						(3,781)
Other comprehensive income (loss), net of tax - NCI							67		(7)
Other comprehensive income (loss), net of tax	(3,855)							$ (3,848)
Common Stock issued under employee plans	598	607	9	(29)
Common Stock issued under employee plans - ESOP					11
Common Stock repurchased	1,500		1,500
Dividends on Common Stock	2,048			2,048
Dividends on ESOP Common Stock	71			71
Dividends attributable to noncontrolling interest	318						318
Purchase of subsidiary shares from noncontrolling interest	93	75					18
Sale of subsidiary shares in noncontrolling interest	15	4					11
Redeemable noncontrolling interest reclassification to noncontrolling interest	(16)						(16)		16
Other	(12)						(12)
Redeemable noncontrolling interest in subsidiaries' earning	9						9		(9)
Dividends attributable to noncontrolling interest - RNCI									(3)
Other - RNCI									14
Shareowners' Equity		15,300	(21,922)	44,611	(115)	(6,661)
Noncontrolling interest							1,351
Total Equity	32,564
Redeemable Noncontrolling Interest									140
Net Income - Retained Earnings	7,608			7,608
Net Income - NCI							(358)
Net income	7,966
Other comprehensive income (loss), net of tax - AOCI						(958)
Other comprehensive income (loss), net of tax - NCI							61		12
Other comprehensive income (loss), net of tax	(1,031)							(1,019)
Common Stock issued - equity unit settlement	1,100
Common Stock issued under employee plans	394	379	7	(2)
Common Stock issued under employee plans - ESOP					10
Common stock contributed to defined benefit plans	250	112	138
Common Stock repurchased	10,000	870	9,130
Dividends on Common Stock	2,184			2,184
Dividends on ESOP Common Stock	75			75
Dividends attributable to noncontrolling interest	337						337
Purchase of subsidiary shares from noncontrolling interest	17	12					5
Sale of subsidiary shares in noncontrolling interest	39	24					15
Acquisition of noncontrolling interest	173						173
Disposition of noncontrolling interest	4						4
Redeemable noncontrolling interest fair value adjustment	(2)			(2)
Redeemable noncontrolling interest in subsidiaries' earning	4						4		(4)
Dividends attributable to noncontrolling interest - RNCI									3
Purchase of subsidiary shares from noncontrolling interest - RNCI									9
Redeemable noncontrolling interest fair value adjustment - RNCI									2
Shareowners' Equity	27,358	16,033	(30,907)	49,956	(105)	(7,619)
Noncontrolling interest	1,486						1,486
Total Equity	28,844
Redeemable Noncontrolling Interest									122
Net Income - Retained Earnings	5,055			5,055
Net Income - NCI							(371)
Net income	5,426
Other comprehensive income (loss), net of tax - AOCI						(715)
Other comprehensive income (loss), net of tax - NCI							27		20
Other comprehensive income (loss), net of tax	(762)							$ (742)
Common Stock issued under employee plans	281	262	9
Common Stock issued under employee plans - ESOP					10
Common Stock repurchased	2,254	(998)	3,252
Dividends on Common Stock	2,069			2,069
Dividends on ESOP Common Stock	74			74
Dividends attributable to noncontrolling interest	345						345
Purchase of subsidiary shares from noncontrolling interest	9	8					1
Sale of subsidiary shares in noncontrolling interest	25						25
Acquisition of noncontrolling interest	98						98
Redeemable noncontrolling interest fair value adjustment	(1)			(1)
Redeemable noncontrolling interest reclassification to noncontrolling interest	(12)						(12)		12
Other	(7)			6			(1)
Redeemable noncontrolling interest in subsidiaries' earning	6						6		(6)
Dividends attributable to noncontrolling interest - RNCI									(2)
Purchase of subsidiary shares from noncontrolling interest - RNCI									4
Acquisition of noncontrolling interest - RNCI									189
Redeemable noncontrolling interest fair value adjustment - RNCI									1
Other - RNCI									(8)
Shareowners' Equity	27,579	$ 17,285	$ (34,150)	$ 52,873	$ (95)	$ (8,334)
Noncontrolling interest	1,590						$ 1,590
Total Equity	$ 29,169
Redeemable Noncontrolling Interest									$ 296